Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (7,753)	$ (7,023)
Other comprehensive income (loss) before reclassifications	584	1,921
Amounts reclassified from accumulated other comprehensive loss	(16)	(235)
Other comprehensive income (loss)	568	1,686
Balance as of end of period	(7,185)	(5,337)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(627)	330
Other comprehensive income (loss) before reclassifications	1,011	(90)
Amounts reclassified from accumulated other comprehensive loss	(16)	(235)
Other comprehensive income (loss)	995	(325)
Balance as of end of period	368	5
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(7,126)	(7,353)
Other comprehensive income (loss) before reclassifications	(427)	2,011
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(427)	2,011
Balance as of end of period	$ (7,553)	$ (5,342)